Employee Benefit Plan, Description of Plan (Details) - Additional Information - EBP Thrift	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	7.00%
EBP, Employer Contribution, Matching Percentage	100.00%